CONSOLIDATED STATEMENTS OF EQUITY (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Translation adjustments, tax	$ (17)	$ 47	$ (71)
Net unrealized gain (loss) on qualifying cash flow hedges, tax		(5)	(4)
Pension/Postretirement activity, tax	$ 26	$ (125)	$ 74